CAPITAL LEASE OBLIGATIONS (Schedule of Deferred Financing Fees) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Less: amortization of deferred financing costs	$ (12,712)	$ (18,859)	$ (1,031,229)	$ (26,408)
Less: current maturities	(50,850)		(50,850)	(33,541)
Deferred financing costs, net of current portion	47,390		60,103	19,949
Capital Lease Obligation [Member]
Debt Instrument [Line Items]
Balance at January 1, 2014
Add: financing fees paid			132,347
Less: amortization of deferred financing costs			(21,394)
Balance at end of period			110,953
Less: current maturities			(50,850)
Deferred financing costs, net of current portion			$ 60,103